III. FINANCIAL RISK MANAGEMENT - Changes in Level 3 Liabilities (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the year	$ 243,264	$ 86,240
Settlement of share buy back program liability	(243,264)	(86,240)
Increase in share buyback program liability	58,888	243,264
At the end of the year	$ 58,888	$ 243,264